Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Cash, FDIC insured amount	$ 250,000		$ 250,000		$ 250,000
Cash, uninsured amount	1,621,012		1,621,012		277,989	$ 0
Revenues	11,432	$ 5,275	209,484	$ 14,482	265,747	93,664
Research and development expense	56,684	48,282	224,405	147,324	329,452	210,706
Advertising and marketing costs	$ 165,414	$ 260,832	$ 570,666	$ 498,583	$ 1,041,575	$ 197,372
Anti-dilutive securities shares (in Shares)	1,873,406	0	1,873,406	0	84,193	0
Income tax benefit, percentage			50.00%		50.00%
Minimum [Member]
Accounting Policies [Abstract]
Estimated useful live			3 years		3 years
Maximum [Member]
Accounting Policies [Abstract]
Estimated useful live			7 years		7 years